Fair Value Measurements (Details) - Schedule of Fair Value on a Recurring Basis - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund			$ 47,387,687
Level 3 [Member]
Liabilities:
Derivative Warrant Liability – Private Warrant		$ 10,643	$ 180,479